Share-Based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 26, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-Based Compensation (Textual)
Authorized shares issuance to its employees, director and consultants	45,000,000
Weighted-average fair value at grant date of the options granted		$ 5.29	$ 5.78	$ 0.207
The total intrinsic value of options granted and options exercised		$ 1,262
Employee Stock Option [Member]
Share-Based Compensation (Textual)
Total unrecognized estimated compensation cost		$ 934
Weighted average period		1 year 11 months 12 days
Consultants' stock options [Member]
Share-Based Compensation (Textual)
Total unrecognized estimated compensation cost		$ 315
Weighted average period		1 year 11 months 8 days
2013 Equity Incentive Plan [Member]
Share-Based Compensation (Textual)
Ordinary Shares outstanding		15,500
2019 Equity Incentive Plan [Member]
Share-Based Compensation (Textual)
Authorized shares issuance to its employees, director and consultants		2,350,704
Future grant share		490,749